Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail)	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of noncontrolling interests [line items]
Notional	£ 198,391,000,000	£ 205,911,000,000
Non-controlling interests	397,000,000	395,000,000
300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of noncontrolling interests [line items]
Notional	£ 300,000,000	£ 300,000,000
Reserve Capital Instruments annual bear interest rate	0.07037	0.07037
First call date	2026-02	2026-02
Non-controlling interests	£ 235,000,000	£ 235,000,000
PSA Finance UK Limited
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 162,000,000	£ 160,000,000